Key Management Personnel Compensation - Summary of Remuneration Paid to KMP of Company (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,457,899	$ 2,514,689	$ 3,202,116	$ 1,441,079
Post-employment benefits	20,997	45,092	144,594	21,823
Termination benefits				55,866
Share-based compensation	4,006,327	2,228,316	12,118,927	3,408,369
Total KMP compensation	$ 5,485,223	$ 4,788,097	$ 15,465,637	$ 4,927,137